Retirement plans liabilities (Details 12) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of defined benefit plans [line items]
Contractual service margin	R$ (675,194)
Insurance liabilities [Member]
Disclosure of defined benefit plans [line items]
Contractual service margin	(220,806)
Insurance liabilities [Member] | Insurance contracts issued [member]
Disclosure of defined benefit plans [line items]
Contractual service margin	494,630	R$ 331,714
Not later than one year [member]
Disclosure of defined benefit plans [line items]
Contractual service margin	6,544
Not later than one year [member] | Insurance liabilities [Member] | Insurance contracts issued [member]
Disclosure of defined benefit plans [line items]
Contractual service margin	50,949	8,223
0-1 year
Disclosure of defined benefit plans [line items]
Contractual service margin	7,240
0-1 year | Insurance liabilities [Member] | Insurance contracts issued [member]
Disclosure of defined benefit plans [line items]
Contractual service margin	45,984	7,877
Later than two years and not later than three years [member]
Disclosure of defined benefit plans [line items]
Contractual service margin	6,149
Later than two years and not later than three years [member] | Insurance liabilities [Member] | Insurance contracts issued [member]
Disclosure of defined benefit plans [line items]
Contractual service margin	41,113	7,615
Later than three years and not later than four years [member]
Disclosure of defined benefit plans [line items]
Contractual service margin	4,939
Later than three years and not later than four years [member] | Insurance liabilities [Member] | Insurance contracts issued [member]
Disclosure of defined benefit plans [line items]
Contractual service margin	35,647	7,019
Later than four years and not later than five years [member]
Disclosure of defined benefit plans [line items]
Contractual service margin	5,215
Later than four years and not later than five years [member] | Insurance liabilities [Member] | Insurance contracts issued [member]
Disclosure of defined benefit plans [line items]
Contractual service margin	30,324	6,150
Later than five years [member]
Disclosure of defined benefit plans [line items]
Contractual service margin	87,821
Later than five years [member] | Insurance liabilities [Member] | Insurance contracts issued [member]
Disclosure of defined benefit plans [line items]
Contractual service margin	R$ 290,613	R$ 294,830